Other Acquisitions (Tables) (Other Acquisitions)	12 Months Ended
Dec. 31, 2013
Other Acquisitions
Purchase Price Allocation

The following is a summary of the Company’s other acquisition activities. The operating results of the acquired businesses have been included in the accompanying consolidated financial statements of the Company from the respective acquisition dates. The purchase price of acquired businesses and acquired leased facilities resulted from negotiations with each of the sellers that were based upon both the historical and expected future cash flows of the respective businesses and real estate values. Each of these acquisitions was financed through operating cash flows and borrowings under the Company’s ABL Facility. Unaudited pro forma financial data related to the acquired businesses have not been presented because the acquisitions are not material, either individually or in the aggregate, to the Company’s consolidated financial statements.

	Allocation of purchase price
Acquisitions	Accounts receivable	Property and equipment	Goodwill	Identifiable intangible assets	Other assets	Deferred income taxes and other liabilities	Total cash purchase price
Year ended December 31, 2013:
Home health and hospice acquisitions	$22,470	$2,697	$89,710	$16,775	$4,587	$26,957	$109,282
Hospital rehabilitation services acquisition	2,226	53	5,315	6,622	1,383	1,840	13,759
Hospital acquisition	−	490	2,546	1,964	−	43	4,957
Acquisition of previously leased real estate	−	91,268	−	5,053	−	−	96,321
	$24,696	$94,508	$97,571	$30,414	$5,970	$28,840	$224,319
Year ended December 31, 2012:
Home health and hospice acquisitions	$10,867	$1,420	$61,334	$18,475	$1,125	$18,412	$74,809
Acquisition of previously leased real estate	−	103,403	−	−	−	−	103,403
	$10,867	$104,823	$61,334	$18,475	$1,125	$18,412	$178,212
Year ended December 31, 2011:
Home health and hospice acquisitions	$10,249	$981	$44,688	$13,813	$1,444	$6,444	$64,731
Acquisition of previously leased real estate	−	8,027	−	−	−	−	8,027
Other	−	−	−	250	−	−	250
	$10,249	$9,008	$44,688	$14,063	$1,444	$6,444	$73,008